ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES
Number of months cash and Investments sufficient to fund operating and capital expenditure	12 months	12 months